Accounts Payable and Accrued Expenses (Details) (USD $)	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable & Accruals -General and Administrative	$ 3,221,062	$ 3,447,618	$ 3,556,160
Accounts Payable & Accruals - Research and Development	3,863,724	3,557,184	2,691,192
Accounts Payable & Accruals - Selling and Marketing	327,067	328,629	290,534
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 9)	99,900	251,100	402,300
Executive Compensation and Directors' Fees Payable	11,396	76,703	75,466
Total	$ 7,523,149	$ 7,661,234	$ 7,015,652